Property, Plant and Equipment schedule of property, plant and equipment (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	$ 778.1	$ 580.5
Construction in Progress, Gross	40.4	35.6
Less: Accumulated depreciation	274.2	213.1
Property, plant and equipment, net (Note 11)	503.9	367.4
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	146.6	141.5
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	380.8	328.8
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Land, buildings and improvements	$ 210.3	$ 74.6